Shareholder Report, Holdings (Details)	Aug. 31, 2026
PGIM JENNISON VALUE FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON VALUE FUND - CLASS A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON VALUE FUND - CLASS A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM JENNISON VALUE FUND - CLASS A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM JENNISON VALUE FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM JENNISON VALUE FUND - CLASS A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM JENNISON VALUE FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM JENNISON VALUE FUND - CLASS A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON VALUE FUND - CLASS A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON VALUE FUND - CLASS A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON VALUE FUND - CLASS A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON VALUE FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON VALUE FUND - CLASS A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON VALUE FUND - CLASS A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON VALUE FUND - CLASS A | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON VALUE FUND - CLASS A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON VALUE FUND - CLASS A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON VALUE FUND - CLASS A | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON VALUE FUND - CLASS A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON VALUE FUND - CLASS A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON VALUE FUND - CLASS A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON VALUE FUND - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON VALUE FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON VALUE FUND - CLASS A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON VALUE FUND - CLASS A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON VALUE FUND - CLASS A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON VALUE FUND - CLASS A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON VALUE FUND - CLASS A | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON VALUE FUND - CLASS A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON VALUE FUND - CLASS A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON VALUE FUND - CLASS A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON VALUE FUND - CLASS A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON VALUE FUND - CLASS A | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON VALUE FUND - CLASS A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON VALUE FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON VALUE FUND - CLASS A | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM JENNISON VALUE FUND - CLASS A | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM JENNISON VALUE FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON VALUE FUND - CLASS C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON VALUE FUND - CLASS C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM JENNISON VALUE FUND - CLASS C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM JENNISON VALUE FUND - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM JENNISON VALUE FUND - CLASS C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM JENNISON VALUE FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM JENNISON VALUE FUND - CLASS C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON VALUE FUND - CLASS C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON VALUE FUND - CLASS C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON VALUE FUND - CLASS C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON VALUE FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON VALUE FUND - CLASS C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON VALUE FUND - CLASS C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON VALUE FUND - CLASS C | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON VALUE FUND - CLASS C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON VALUE FUND - CLASS C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON VALUE FUND - CLASS C | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON VALUE FUND - CLASS C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON VALUE FUND - CLASS C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON VALUE FUND - CLASS C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON VALUE FUND - CLASS C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON VALUE FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON VALUE FUND - CLASS C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON VALUE FUND - CLASS C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON VALUE FUND - CLASS C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON VALUE FUND - CLASS C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON VALUE FUND - CLASS C | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON VALUE FUND - CLASS C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON VALUE FUND - CLASS C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON VALUE FUND - CLASS C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON VALUE FUND - CLASS C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON VALUE FUND - CLASS C | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON VALUE FUND - CLASS C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON VALUE FUND - CLASS C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON VALUE FUND - CLASS C | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM JENNISON VALUE FUND - CLASS C | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM JENNISON VALUE FUND - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON VALUE FUND - CLASS R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON VALUE FUND - CLASS R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM JENNISON VALUE FUND - CLASS R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM JENNISON VALUE FUND - CLASS R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM JENNISON VALUE FUND - CLASS R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM JENNISON VALUE FUND - CLASS R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM JENNISON VALUE FUND - CLASS R | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON VALUE FUND - CLASS R | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON VALUE FUND - CLASS R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON VALUE FUND - CLASS R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON VALUE FUND - CLASS R | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON VALUE FUND - CLASS R | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON VALUE FUND - CLASS R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON VALUE FUND - CLASS R | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON VALUE FUND - CLASS R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON VALUE FUND - CLASS R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON VALUE FUND - CLASS R | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON VALUE FUND - CLASS R | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON VALUE FUND - CLASS R | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON VALUE FUND - CLASS R | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON VALUE FUND - CLASS R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON VALUE FUND - CLASS R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON VALUE FUND - CLASS R | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON VALUE FUND - CLASS R | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON VALUE FUND - CLASS R | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON VALUE FUND - CLASS R | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON VALUE FUND - CLASS R | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON VALUE FUND - CLASS R | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON VALUE FUND - CLASS R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON VALUE FUND - CLASS R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON VALUE FUND - CLASS R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON VALUE FUND - CLASS R | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON VALUE FUND - CLASS R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON VALUE FUND - CLASS R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON VALUE FUND - CLASS R | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM JENNISON VALUE FUND - CLASS R | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM JENNISON VALUE FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON VALUE FUND - CLASS Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON VALUE FUND - CLASS Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM JENNISON VALUE FUND - CLASS Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM JENNISON VALUE FUND - CLASS Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM JENNISON VALUE FUND - CLASS Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM JENNISON VALUE FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM JENNISON VALUE FUND - CLASS Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON VALUE FUND - CLASS Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON VALUE FUND - CLASS Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON VALUE FUND - CLASS Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON VALUE FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON VALUE FUND - CLASS Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON VALUE FUND - CLASS Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON VALUE FUND - CLASS Z | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON VALUE FUND - CLASS Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON VALUE FUND - CLASS Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON VALUE FUND - CLASS Z | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON VALUE FUND - CLASS Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON VALUE FUND - CLASS Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON VALUE FUND - CLASS Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON VALUE FUND - CLASS Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON VALUE FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON VALUE FUND - CLASS Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON VALUE FUND - CLASS Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON VALUE FUND - CLASS Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON VALUE FUND - CLASS Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON VALUE FUND - CLASS Z | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON VALUE FUND - CLASS Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON VALUE FUND - CLASS Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON VALUE FUND - CLASS Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON VALUE FUND - CLASS Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON VALUE FUND - CLASS Z | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON VALUE FUND - CLASS Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON VALUE FUND - CLASS Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON VALUE FUND - CLASS Z | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM JENNISON VALUE FUND - CLASS Z | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM JENNISON VALUE FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON VALUE FUND - CLASS R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON VALUE FUND - CLASS R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM JENNISON VALUE FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM JENNISON VALUE FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM JENNISON VALUE FUND - CLASS R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM JENNISON VALUE FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM JENNISON VALUE FUND - CLASS R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON VALUE FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON VALUE FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON VALUE FUND - CLASS R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON VALUE FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON VALUE FUND - CLASS R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON VALUE FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON VALUE FUND - CLASS R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON VALUE FUND - CLASS R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON VALUE FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON VALUE FUND - CLASS R6 | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON VALUE FUND - CLASS R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON VALUE FUND - CLASS R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON VALUE FUND - CLASS R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON VALUE FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON VALUE FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON VALUE FUND - CLASS R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON VALUE FUND - CLASS R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON VALUE FUND - CLASS R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON VALUE FUND - CLASS R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON VALUE FUND - CLASS R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON VALUE FUND - CLASS R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON VALUE FUND - CLASS R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON VALUE FUND - CLASS R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON VALUE FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON VALUE FUND - CLASS R6 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON VALUE FUND - CLASS R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON VALUE FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON VALUE FUND - CLASS R6 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM JENNISON VALUE FUND - CLASS R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%